Revenue from contracts with customers - Schedule of revenue through different channels (Detail) $ in Thousands, € in Millions		12 Months Ended
	May 23, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from Crude oil sales		$ 1,097,316	$ 1,113,411	$ 606,183
Revenues from Natural gas sales		67,290	68,663	54,301
Revenues from LPG sales		4,168	5,586	4,826
Total revenue from contracts with customers	€ 750	1,168,774	1,187,660	665,310
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,168,774	1,187,660	665,310
Exports of crude oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		642,155	604,977	195,279
Local crude oil for refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		455,161	508,434	410,904
Exports of natural gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		20,359	13,531	169
Local natural gas for industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		19,606	20,093	17,320
Local natural gas for retail distribution companies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		17,639	18,829	18,351
Local natural gas for electric power generation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		9,686	16,210	18,461
LPG sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		$ 4,168	$ 5,586	$ 4,826